Cover	Jul. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	814-01639
Entity Registrant Name	New Mountain Guardian IV Income Fund, L.L.C.
Entity Central Index Key	0001976719
Entity Tax Identification Number	92-0964074
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false